April 25, 2003



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         File Nos. 33-83100/811-08716

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the Trust is filing the attached document in order to represent thirteen custom prospectuses which are based on the two standard Evergreen Variable Annuity Prospectuses. The standard Evergreen Variable Annuity prospectuses were filed electronically on April 25, 2003. Each custom prospectus has been created for individual insurance companies who sell Evergreen Variable Annuity Funds.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan